Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Bank of Chile
Entity Central Index Key	0001161125
Entity File Number	001-15266
Entity Incorporation, State or Country Code	F3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Paseo Ahumada 251
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	101,017,081,114
American Depositary Shares, each representing 200 shares of common stock, without nominal (par) value (“ADSs”)
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 200 shares of common stock, without nominal (par) value (“ADSs”)
Trading Symbol	BCH
Security Exchange Name	NYSE
Shares of common stock, without nominal (par) value (for listing purposes only)
Entity Listings [Line Items]
Title of 12(b) Security	Shares of common stock, without nominal (par) value
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Rolando Arias Sánchez
Contact Personnel Email Address	rarias@bancochile.cl
Entity Address, Address Line One	Paseo Ahumada 251
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	000
Entity Phone Fax Numbers [Line Items]
City Area Code	(562)
Local Phone Number	2653-3535